The book value and estimated quantities of live animals are set forth below: (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) Number	Dec. 31, 2020 BRL (R$) Number
IfrsStatementLineItems [Line Items]
Current biological assets	R$ 2,899,921	R$ 2,129,010
Live Animals [Member]
IfrsStatementLineItems [Line Items]
Quantity of non-current biological assets | Number	220,794,000	223,456,000
Current biological assets	R$ 3,993,466	R$ 3,026,315
Live Animals [Member] | Consumable biological assets [member]
IfrsStatementLineItems [Line Items]
Quantity of non-current biological assets | Number	202,328,000	204,081,000
Current biological assets	R$ 2,899,921	R$ 2,129,010
Live Animals [Member] | Consumable biological assets [member] | Immature biological assets [member] | Poultry [Member]
IfrsStatementLineItems [Line Items]
Quantity of non-current biological assets | Number	197,859	199,877,000
Current biological assets	R$ 1,153,433	R$ 868,428
Live Animals [Member] | Consumable biological assets [member] | Immature biological assets [member] | Pork [Member]
IfrsStatementLineItems [Line Items]
Quantity of non-current biological assets | Number	4,469,000	4,204,000
Current biological assets	R$ 1,746,488	R$ 1,260,582
Live Animals [Member] | Bearer biological assets [member]
IfrsStatementLineItems [Line Items]
Quantity of non-current biological assets | Number	18,466,000	19,375,000
Current biological assets	R$ 1,093,545	R$ 897,305
Live Animals [Member] | Bearer biological assets [member] | Immature biological assets [member] | Poultry [Member]
IfrsStatementLineItems [Line Items]
Quantity of non-current biological assets | Number	6,170,000	7,320,000
Current biological assets	R$ 192,017	R$ 188,967
Live Animals [Member] | Bearer biological assets [member] | Immature biological assets [member] | Pork [Member]
IfrsStatementLineItems [Line Items]
Quantity of non-current biological assets | Number	223,000	203,000
Current biological assets	R$ 141,101	R$ 93,466
Live Animals [Member] | Bearer biological assets [member] | Mature biological assets [member] | Poultry [Member]
IfrsStatementLineItems [Line Items]
Quantity of non-current biological assets | Number	11,621,000	11,395,000
Current biological assets	R$ 361,230	R$ 283,086
Live Animals [Member] | Bearer biological assets [member] | Mature biological assets [member] | Pork [Member]
IfrsStatementLineItems [Line Items]
Quantity of non-current biological assets | Number	452,000	457,000
Current biological assets	R$ 399,197	R$ 331,786